Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended
	May 31, 2026	May 31, 2025	Sep. 30, 2024	May 31, 2026
C000250334
Account Value [Line Items]
Line Graph and Table Measure Name				Efficient Enhanced Multi-Asset Fund - Class I
Accumulated Value	$ 110,214	$ 87,430	$ 100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup>®</sup> Total Return Index
Accumulated Value	$ 134,321	$ 103,498	$ 100,000